UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 53.5%
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 2.6%
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	$1,990,000	$1,965,055	(a)
Daimler Finance NA LLC, Senior Notes	1.160%	8/1/18	4,100,000	4,086,790	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.239%	11/4/19	1,900,000	1,844,518	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,567,104
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,695,770
Hyundai Capital America, Senior Notes	1.625%	10/2/15	1,150,000	1,150,000	(a)
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,689,627	(a)
Nissan Motor Acceptance Corp., Senior Notes	0.884%	3/3/17	1,690,000	1,685,412	(a)(b)

Total Automobiles				17,684,276

Household Durables - 0.1%
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	470,245

Internet & Catalog Retail - 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,590,058

Media - 0.7%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	826,319
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,200,031
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,749,258

Total Media				4,775,608

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	0.752%	9/10/19	1,850,000	1,844,321	(b)

TOTAL CONSUMER DISCRETIONARY				28,364,508

CONSUMER STAPLES - 4.9%
Beverages - 1.5%
PepsiCo Inc., Senior Notes	2.500%	5/10/16	4,000,000	4,047,652
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,744,642
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,332,281	(a)

Total Beverages				10,124,575

Food & Staples Retailing - 1.5%
CVS Health Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,117,794
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,488,154
Kroger Co., Senior Notes	3.900%	10/1/15	80,000	80,000
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	500,461
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,043,148
Wal-Mart Stores Inc., Senior Notes	0.600%	4/11/16	2,120,000	2,122,417

Total Food & Staples Retailing				10,351,974

Food Products - 1.2%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,777,248	(a)
Kraft Foods Group Inc., Senior Notes	6.125%	8/23/18	1,200,000	1,339,495
Mondelez International Inc., Senior Notes	4.125%	2/9/16	2,331,000	2,356,947
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	541,454	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,543,120	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	462,709	(a)

Total Food Products				8,020,973

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	236,996
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,038,557
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	877,011	(a)
Reynolds American Inc., Senior Notes	3.250%	6/12/20	2,380,000	2,450,562

Total Tobacco				4,603,126

TOTAL CONSUMER STAPLES				33,100,648

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 5.1%
Energy Equipment & Services - 0.4%
Cameron International Corp., Senior Notes	1.150%	12/15/16	$620,000	$618,206
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	828,251	(a)
Transocean Inc., Senior Notes	3.000%	10/15/17	1,100,000	998,250

Total Energy Equipment & Services				2,444,707

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,410,000	1,522,274
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	190,000	190,000
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,394,835
Devon Energy Corp., Senior Notes	2.250%	12/15/18	940,000	942,457
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,683,125
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,319,244
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	5,030,835
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,291,948
Petrobras Global Finance BV, Senior Notes	3.875%	1/27/16	2,630,000	2,587,262
Petroleos Mexicanos, Senior Notes	2.307%	7/18/18	3,380,000	3,357,929	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	88,313
Shell International Finance BV, Senior Notes	0.762%	5/11/20	3,550,000	3,507,602	(b)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.204%	4/10/19	1,870,000	1,868,371	(a)(b)
Total Capital International SA, Senior Notes	0.750%	1/25/16	3,250,000	3,253,263
TransCanada PipeLines Ltd., Senior Notes	0.962%	6/30/16	3,070,000	3,068,987	(b)

Total Oil, Gas & Consumable Fuels				32,106,445

TOTAL ENERGY				34,551,152

FINANCIALS - 24.8%
Banks - 16.2%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	1,600,000	1,629,027
Abbey National Treasury Services PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,986,216
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	2,295,000	2,379,399	(a)
ANZ New Zealand International Ltd., Senior Notes	1.850%	10/15/15	310,000	310,134	(a)
Australia & New Zealand Banking Group Ltd., Senior Notes	0.900%	2/12/16	2,410,000	2,413,121
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,050,000	1,096,868
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,059,434
Bank of America Corp., Subordinated Notes	6.050%	5/16/16	700,000	720,110
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,809,415
Bank of Nova Scotia, Senior Notes	0.809%	7/15/16	3,140,000	3,148,833	(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,083,220	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	477,455	(a)
BNP Paribas SA, Senior Notes	0.926%	12/12/16	950,000	951,268	(b)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,920,811
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,031,438
Citigroup Inc., Senior Bonds	0.985%	4/27/18	5,030,000	5,015,277	(b)
Citigroup Inc., Senior Notes	6.000%	8/15/17	6,120,000	6,600,126
Citigroup Inc., Senior Notes	6.125%	11/21/17	2,000,000	2,181,192
Citigroup Inc., Senior Notes	1.054%	4/8/19	1,440,000	1,429,881	(b)
Commonwealth Bank of Australia, Senior Notes	0.845%	9/20/16	1,900,000	1,904,148	(a)(b)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	3.375%	1/19/17	3,690,000	3,793,567
Credit Agricole SA, Senior Notes	1.089%	4/15/19	1,460,000	1,456,134	(a)(b)
Credit Agricole SA, Senior Notes	1.302%	6/10/20	3,620,000	3,623,113	(a)(b)
Export-Import Bank of Korea, Senior Bonds	1.184%	9/17/16	750,000	752,662	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,524,467	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,346,780
HSBC USA Inc., Senior Notes	1.207%	9/24/18	1,990,000	1,994,026	(b)
HSBC USA Inc., Senior Notes	0.924%	11/13/19	3,140,000	3,112,647	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,146,320	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	1,860,000	1,891,700

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	$350,000	$350,526
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	658,730
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,948,654	(a)
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,353,344
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,451,490
Royal Bank of Canada, Senior Notes	0.867%	3/15/19	830,000	829,153	(b)
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,425,725	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.034%	7/23/18	4,130,000	4,125,944	(b)
Svenska Handelsbanken AB, Senior Notes	0.824%	6/17/19	1,580,000	1,577,688	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,556,977
Toronto-Dominion Bank, Senior Bonds	1.500%	9/9/16	2,840,000	2,859,573
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,312,052
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,806,425
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/2/15	2,580,000	2,531,754	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,370,000	1,398,884
Wells Fargo & Co., Senior Notes	0.977%	1/30/20	1,860,000	1,857,932	(b)
Westpac Banking Corp., Senior Notes	0.759%	5/25/18	2,980,000	2,971,653	(b)
Westpac Banking Corp., Senior Notes	1.037%	7/30/18	2,250,000	2,256,462	(b)

Total Banks				110,061,755

Capital Markets - 4.5%
Bank of New York Mellon Corp., Senior Notes	1.191%	8/17/20	2,430,000	2,439,727	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,897,714
Credit Suisse NY, Senior Notes	0.984%	1/29/18	2,730,000	2,723,317	(b)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,457,606
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,293,848
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	836,586
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,080,736
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/2/15	3,190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(d)(e)(f)(g)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	2,860,000	2,880,809	(a)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,236,494
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,777,156
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,099,397
UBS AG Stamford CT, Subordinated Notes	5.875%	7/15/16	1,700,000	1,760,126
UBS Group Funding Jersey Ltd., Senior Bonds	1.767%	9/24/20	3,470,000	3,482,426	(a)(b)
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	270,000	277,262

Total Capital Markets				30,243,204

Consumer Finance - 0.8%
American Express Co., Senior Notes	0.919%	5/22/18	60,000	59,962	(b)
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,031,858
PACCAR Financial Corp., Senior Notes	0.800%	2/8/16	850,000	850,998
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	2,220,000	2,246,300

Total Consumer Finance				5,189,118

Diversified Financial Services - 1.5%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	2,860,000	2,873,385	(a)
General Electric Capital Corp., Senior Notes	2.450%	3/15/17	5,080,000	5,186,919
Private Export Funding Corp., Notes	4.950%	11/15/15	2,060,000	2,071,548

Total Diversified Financial Services				10,131,852

Insurance - 1.3%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,262,843
Metropolitan Life Global Funding I, Secured Notes	0.664%	4/10/17	5,260,000	5,261,115	(a)(b)
Prudential Financial Inc., Senior Notes	1.101%	8/15/18	2,350,000	2,327,146	(b)

Total Insurance				8,851,104

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - 0.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	$3,050,000	$3,031,114	(a)

Thrifts & Mortgage Finance - 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	800,000	815,293

TOTAL FINANCIALS				168,323,440

HEALTH CARE - 5.6%
Biotechnology - 1.7%
AbbVie Inc., Senior Notes	1.200%	11/6/15	2,690,000	2,691,208
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,374,921
Amgen Inc., Senior Notes	0.929%	5/22/19	2,170,000	2,155,463	(b)
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,815,510
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,440,598

Total Biotechnology				11,477,700

Health Care Equipment & Supplies - 0.8%
Baxter International Inc., Senior Notes	0.950%	6/1/16	1,500,000	1,500,998
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	2,370,000	2,381,665
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,544,341

Total Health Care Equipment & Supplies				5,427,004

Health Care Providers & Services - 1.1%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	711,057
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,867,581
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,148,485
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,840,289

Total Health Care Providers & Services				7,567,412

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	2.250%	8/15/16	270,000	272,397

Pharmaceuticals - 2.0%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,259,381
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	618,545	(a)
Merck & Co. Inc., Senior Notes	0.686%	2/10/20	3,390,000	3,366,616	(b)
Perrigo Co. PLC, Senior Notes	1.300%	11/8/16	2,270,000	2,253,524
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	1,240,000	1,227,470
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,094,605
Zoetis Inc., Senior Notes	1.150%	2/1/16	630,000	630,478

Total Pharmaceuticals				13,450,619

TOTAL HEALTH CARE				38,195,132

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.7%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	1,040,000	1,040,233
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,856,279
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	979,276

Total Aerospace & Defense				4,875,788

Airlines - 0.2%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	416,403	433,580
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	164,551	177,295
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	807,239	846,592

Total Airlines				1,457,467

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	0.950%	11/2/15	2,800,000	2,801,075

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.4%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	$2,570,000	$2,584,636

TOTAL INDUSTRIALS				11,718,966

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	638,068

IT Services - 0.2%
International Business Machines Corp., Senior Notes	0.684%	2/12/19	970,000	965,580	(b)

Semiconductors & Semiconductor Equipment - 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,322,772

Software - 0.4%
Oracle Corp., Senior Notes	0.869%	1/15/19	2,960,000	2,964,250	(b)

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	0.450%	5/3/16	3,400,000	3,401,221

TOTAL INFORMATION TECHNOLOGY				9,291,891

MATERIALS - 2.2%
Chemicals - 0.4%
Praxair Inc., Senior Notes	0.750%	2/21/16	3,000,000	3,003,450

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	1.239%	4/15/16	1,090,000	1,089,256	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,480,442
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	720,000	685,800
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	132,000
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	140,000	117,338
Glencore Funding LLC, Senior Notes	2.125%	4/16/18	1,350,000	1,161,689	(a)
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	1,030,000	1,049,047
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,310,000	1,318,410
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	731,234

Total Metals & Mining				8,765,216

Paper & Forest Products - 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,178,846	(a)

TOTAL MATERIALS				14,947,512

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	1.212%	6/30/20	2,550,000	2,531,829	(b)
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,660,000	1,666,972
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,934,245
Verizon Communications Inc., Senior Notes	0.733%	6/9/17	3,550,000	3,537,280	(b)
Verizon Communications Inc., Senior Notes	2.086%	9/14/18	1,320,000	1,358,169	(b)

Total Diversified Telecommunication Services				11,028,495

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,520,000	1,536,978

TOTAL TELECOMMUNICATION SERVICES				12,565,473

UTILITIES - 1.8%
Electric Utilities - 1.2%
Duke Energy Corp., Senior Notes	0.664%	4/3/17	1,400,000	1,396,574	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,120,338
Duke Energy Indiana Inc., Secured Bonds	0.636%	7/11/16	1,460,000	1,460,266	(b)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	649,637
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	956,571

Total Electric Utilities				8,583,386

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 0.6%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	$2,900,000	$2,891,625
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,088,216

Total Multi-Utilities				3,979,841

TOTAL UTILITIES				12,563,227

TOTAL CORPORATE BONDS & NOTES (Cost - $370,238,069)				363,621,949

ASSET-BACKED SECURITIES - 20.8%
Academic Loan Funding Trust, 2012-1A A1	0.994%	12/27/22	594,727	592,754	(a)(b)
Access Group Inc., 2005-B A2	0.525%	7/25/22	245,352	244,580	(b)
Adams Mill CLO Ltd., 2014-1A A2	1.719%	7/15/26	500,000	491,505	(a)(b)
Ally Master Owner Trust, 2014-5 A1	0.697%	10/15/19	4,720,000	4,711,827	(b)
Apidos CLO, 2015-20A A1	1.839%	1/16/27	1,750,000	1,746,150	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	1.957%	3/15/25	4,150,000	4,150,000	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.836%	3/12/26	1,000,000	991,557	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.319%	5/25/32	180,471	175,933	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.019%	8/25/33	288,829	279,886	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1	1.182%	12/15/33	97,691	94,302	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2	1.919%	12/25/34	1,619,523	1,447,533	(b)
Atrium CDO Corp., 2005-A A1	0.583%	7/20/20	918,706	914,479	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-1 A2	1.234%	6/25/34	144,980	146,486	(b)
BlueMountain CLO Ltd., 2012-2A A1	1.753%	11/20/24	1,750,000	1,744,728	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	1.783%	4/13/27	3,500,000	3,477,600	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	1.813%	10/20/27	1,500,000	1,486,950	(a)(b)
BMW Floorplan Master Owner Trust, 2015-1A A	0.707%	7/15/20	2,850,000	2,844,088	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.446%	12/26/19	1,014,717	1,010,912	(b)
Capital Auto Receivables Asset Trust, 2014-1 A2	0.960%	4/20/17	2,045,340	2,045,671
Carlyle Global Market Strategies, 2014-3A A1A	1.755%	7/27/26	1,750,000	1,739,579	(a)(b)
Cent CLO LP, 2013-19A A1A	1.624%	10/29/25	2,000,000	1,981,848	(a)(b)
CenterPoint Energy Transition Bond Co., LLC, 2012-1 A1	0.901%	4/15/18	974,862	975,951
Citibank Credit Card Issuance Trust, 2014-A3 A3	0.403%	5/9/18	3,440,000	3,439,749	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	37,480	38,483	(b)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.394%	2/25/37	176,485	127,369	(a)(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	130,418	112,907	(b)
CWABS Revolving Home Equity Loan Trust, 2004-0 2A	0.487%	2/15/34	129,738	116,519	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.657%	4/15/21	3,720,000	3,733,850	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.148%	10/27/31	3,360,000	3,373,608	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	3,090,000	3,101,956	(a)
Earnest Student Loan Investment Trust, 2015-C	4.050%	5/1/39	1,200,000	1,200,000	(a)(f)(g)
Educational Funding of the South Inc., 2011-1 A2	0.945%	4/25/35	2,047,395	1,990,677	(b)
Ford Credit Auto Lease Trust, 2014-B A2B	0.367%	3/15/17	1,958,901	1,958,545	(b)
Ford Credit Auto Owner Trust, 2014-A A3	0.790%	5/15/18	1,721,444	1,721,611
Ford Credit Auto Owner Trust, 2014-B A3	0.900%	10/15/18	5,200,000	5,202,943
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.557%	8/15/19	2,700,000	2,691,070	(b)
Galaxy CLO Ltd., 2015-19A A1A	1.843%	1/24/27	1,750,000	1,746,150	(a)(b)
Golden Credit Card Trust, 2014-2A A	0.657%	3/15/21	3,400,000	3,390,205	(a)(b)
GSAMP Trust, 2004-SEA2 M2	1.444%	3/25/34	5,620,000	4,549,604	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAMP Trust, 2006-SEA1 A	0.494%	5/25/36	$91,274	$90,542	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	2,520,000	2,522,234	(a)
Honda Auto Receivables Owner Trust, 2012-4 A4	0.660%	12/18/18	3,400,000	3,399,585
Honda Auto Receivables Owner Trust, 2013-2 A3	0.530%	2/16/17	37,439	37,425
Insurance Note Capital Term RLII, 2005-1R2A	0.516%	10/4/35	2,074,333	1,887,643	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A	1.763%	4/15/27	2,000,000	1,989,800	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	1.719%	7/15/26	250,000	247,226	(a)(b)
LCM Limited Partnership, 16A A	1.789%	7/15/26	500,000	498,024	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.454%	6/25/46	239,556	211,940	(a)(b)
Missouri Higher Education Loan Authority, 2010-2 A1	1.179%	8/27/29	1,238,195	1,213,753	(b)
Navient Student Loan Trust, 2015-3 A1	0.514%	7/25/30	3,147,374	3,124,272	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.554%	12/7/20	1,818,378	1,818,947	(b)
Nelnet Student Loan Trust, 2014-6A A	0.844%	11/25/47	1,765,121	1,726,822	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.759%	4/15/26	500,000	496,872	(a)(b)
NewMark Capital Funding, 2014-2A A1	1.722%	6/30/26	750,000	741,376	(a)(b)
Nissan Auto Receivables Owner Trust, 2013-A A3	0.500%	5/15/17	751,368	751,097
Nissan Auto Receivables Owner Trust, 2015-B A4	1.790%	1/17/22	2,000,000	2,024,235
Nissan Master Owner Trust Receivables, 2015-A A1	0.607%	1/15/20	2,050,000	2,051,652	(b)
Ocean Trails CLO, 2013-4A X	1.314%	8/13/25	280,000	279,978	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.324%	8/25/33	153,694	137,164	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	14,503	13,012
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	171,415	176,810	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.587%	10/20/23	1,250,000	1,241,573	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.169%	12/25/33	47,315	44,876	(b)
SLM Student Loan Trust, 2003-04 A5A	1.087%	3/15/33	73,189	71,791	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.087%	12/15/25	710,000	685,388	(a)(b)
SLM Student Loan Trust, 2005-6 A6	0.435%	10/27/31	3,500,000	3,319,603	(b)
SLM Student Loan Trust, 2005-A A4	0.647%	12/15/38	3,790,000	3,240,196	(b)
SLM Student Loan Trust, 2006-2 A6	0.465%	1/25/41	4,000,000	3,527,412	(b)
SLM Student Loan Trust, 2006-2 B	0.515%	1/25/41	1,123,759	952,144	(b)
SLM Student Loan Trust, 2006-5 A5	0.405%	1/25/27	1,800,000	1,750,171	(b)
SLM Student Loan Trust, 2006-6 A2	0.375%	10/25/22	40,610	40,544	(b)
SLM Student Loan Trust, 2011-B A1	1.057%	12/16/24	37,949	37,954	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.607%	8/15/25	746,078	748,678	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.307%	12/15/21	80,028	80,029	(a)(b)
SLM Student Loan Trust, 2013-A A1	0.807%	8/15/22	552,749	551,863	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	3,300,000	3,285,661	(a)
SMB Private Education Loan Trust, 2014-A A1	0.707%	9/15/21	4,086,899	4,065,048	(a)(b)
SMB Private Education Loan Trust, 2015-A A1	0.807%	7/17/23	2,504,884	2,498,103	(a)(b)
SMB Private Education Loan Trust, 2015-B A1	0.907%	2/15/23	4,554,334	4,554,169	(a)(b)
SoFi Consumer Loan Program	3.280%	9/15/23	4,640,000	4,639,749	(a)(f)
Sound Point CLO Ltd., 2014-2A A1	1.647%	10/20/26	750,000	740,400	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.270%	12/25/29	35,304	37,586	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.646%	5/25/31	2,610,569	2,289,832	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.334%	5/25/47	779,062	752,170	(b)
Trade Maps Ltd., 2013-1A A	0.903%	12/10/18	1,230,000	1,230,768	(a)(b)
U.S. Small Business Administration, 2004-2	3.080%	9/25/18	310,243	323,159	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	16,326	16,733
Venture CDO Ltd., 2013-13A AX	1.532%	6/10/25	1,604,167	1,598,208	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.789%	4/15/26	1,900,000	1,888,514	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $141,688,128)				141,442,296

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.5%
American Home Mortgage Investment Trust, 2005-4 1A1	0.774%	11/25/45	$696,203	$602,365	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.644%	9/25/35	986,093	767,676	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	2.756%	12/20/34	201,816	110,347	(b)
Banc of America Funding Corp., 2005-E 4A1	2.755%	3/20/35	148,107	147,829	(b)
Banc of America Funding Corp., 2006-D 1A1	0.386%	5/20/36	486,529	468,987	(b)
Banc of America Funding Corp., 2015-R2 4A1	0.364%	9/29/36	2,023,756	1,880,474	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.732%	9/25/32	126,527	119,517	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	3.007%	4/25/33	321,984	247,071	(b)
Banc of America Mortgage Securities Inc., 2003-D	2.661%	5/25/33	24,212	24,206	(b)
Bear Stearns Alt-A Trust, 2004-9 3A1	2.537%	9/25/34	253,372	250,366	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.514%	1/25/47	574,118	411,295	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.807%	1/25/35	86,707	86,781	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.658%	2/25/37	139,058	139,794	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.494%	8/25/35	7,747	7,192	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.484%	10/25/35	120,526	111,262	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.394%	1/25/36	14,998	13,788	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.424%	7/25/36	60,103	54,690	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	896,114	896,224
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	2.751%	3/25/37	496,630	394,165	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,200,000	1,200,951	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	1.007%	3/15/29	1,170,000	1,162,964	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	1,342,537	1,345,706
Commercial Mortgage Trust, 2014-SAVA A	1.357%	6/15/34	211,467	210,710	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	1,614,131	1,655,787
Countrywide Alternative Loan Trust, 2004-33 1A1	2.757%	12/25/34	51,147	50,861	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.775%	12/25/34	52,004	51,359	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.496%	11/20/35	141,163	118,255	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.829%	11/25/35	439,338	369,811	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.494%	12/25/35	3,042,160	2,509,560	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.594%	9/25/37	3,064,217	2,007,552	(b)
Countrywide Home Loans, 2003-HYB3 6A1	2.741%	11/19/33	47,892	47,065	(b)
Countrywide Home Loans, 2005-R2 1AF2	0.534%	6/25/35	79,114	60,535	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.614%	7/25/36	63,395	58,275	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.428%	11/25/34	406,179	354,555	(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	2,275,225	1,448,618	(a)(b)
Del Coronado Trust, 2013-HDC A	0.998%	3/15/26	2,400,000	2,395,230	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.466%	3/19/45	223,565	199,958	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.747%	2/25/48	111,309	111,345	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.897%	12/29/45	1,585,527	1,589,644	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	340,197
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.557%	11/15/40	1,143,401	1,145,590	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4281 BA	1.250%	11/15/33	$1,054,118	$1,056,285
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	174,852	210,558	(b)
Federal National Mortgage Association (FNMA), 2014-M8 FA	0.455%	5/25/18	2,834,165	2,833,334	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.625%	2/25/35	728,449	729,056	(b)
GE Business Loan Trust, 2006-1A C	0.627%	5/15/34	3,261,551	2,961,945	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	0.878%	2/20/60	298,070	300,503	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.748%	3/20/60	1,800,924	1,805,629	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.198%	5/20/60	2,225,820	2,270,661	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.522%	10/20/60	3,422,877	3,402,465	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.542%	8/20/58	3,975,608	3,962,103	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.642%	11/20/60	4,124,959	4,121,655	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.692%	1/20/61	390,847	391,390	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.692%	12/20/60	512,836	513,675	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.642%	2/20/61	797,169	796,540	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.692%	2/20/61	1,212,049	1,214,120	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.662%	8/20/61	2,147,509	2,150,441	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.692%	7/20/62	13,101,511	13,120,704	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.722%	10/20/62	444,372	443,794	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.712%	10/20/62	655,233	657,167	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.532%	12/20/62	8,416,541	8,356,417	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.592%	3/20/63	2,547,183	2,532,891	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.662%	6/20/63	859,216	860,461	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	0.662%	6/20/63	346,927	347,433	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.662%	5/20/63	320,781	321,242	(b)
GS Mortgage Securities Corp., 2015-2R C	1.031%	6/26/36	1,840,000	1,329,833	(a)(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	785,327	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.337%	6/25/34	1,137,464	1,076,564	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.544%	9/25/35	1,262,013	1,083,814	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.016%	11/19/34	153,406	118,792	(b)
IMPAC CMB Trust, 2007-A A	0.444%	5/25/37	94,677	91,702	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	0.914%	1/25/35	272,661	213,294	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	799,292	799,615
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	1,539,578	1,545,733

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	$560,369	$560,945
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	570,793	570,939
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.819%	9/25/36	889,475	599,312	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C16 A1	1.223%	12/15/46	500,727	501,148
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.448%	5/15/28	1,384,111	1,375,537	(a)(b)
JPMorgan Mortgage Trust, 2004-A1 1A1	1.990%	2/25/34	42,590	42,433	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.521%	11/25/33	134,143	135,760	(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.946%	2/22/32	3,330,000	3,304,359	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2, IO	0.414%	12/25/36	159,500	40,262	(b)
MASTR Adjustable Rate Mortgages Trust, 2003-6 1A2	2.450%	12/25/33	127,926	127,428	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	39,198	41,098	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	2.172%	3/25/33	440,019	406,211	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	2.503%	9/25/33	54,734	54,354	(b)
Merrill Lynch Mortgage Investors Trust, 2003-H A3	1.931%	1/25/29	3,328	3,296	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.435%	2/25/34	77,188	77,897	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1	0.634%	4/25/35	6,156,000	4,558,783	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	850,000	857,708
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	955,720	960,931
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	2,054,680	2,061,435
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	930,000	939,095
Mortgage IT Trust, 2005-2 1A1	0.454%	5/25/35	119,941	115,345	(b)
Mortgage IT Trust, 2005-3 A1	0.494%	8/25/35	240,062	227,524	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.653%	1/8/20	844,164	848,332	(b)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	330,303	332,067	(b)
Nomura Resecuritization Trust, 2015-6R 3A5	0.381%	5/26/46	2,830,000	1,724,691	(a)(b)
Prime Mortgage Trust, 2005-2 2A1	6.689%	10/25/32	245,165	261,614	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.744%	5/25/37	3,925,642	2,674,190	(b)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	22,273	25,130
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	18,470	17,760
Sequoia Mortgage Trust, 2003-2 A2	1.083%	6/20/33	106,636	104,311	(b)
Sequoia Mortgage Trust, 2004-6 A1	1.887%	7/20/34	54,743	53,895	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.394%	2/25/24	1,460,000	1,471,665	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.844%	4/25/24	1,400,000	1,389,690	(b)
Structured ARM Loan Trust, 2004-09XS A	0.564%	7/25/34	176,686	171,143	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.582%	3/25/35	473,920	424,274	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.439%	6/25/35	168,165	157,356	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.424%	2/25/36	382,233	303,666	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	529,052	518,761
Structured Asset Securities Corp., 2002-08A 7A1	1.900%	5/25/32	27,047	26,553	(b)
Structured Asset Securities Corp., 2002-11A B2II	2.682%	6/25/32	124,413	102,770	(b)
Structured Asset Securities Corp., 2002-16A B2II, IO	2.466%	8/25/32	234,155	76,569	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Asset Securities Corp., 2004-2 4A1	2.554%	3/25/34	$680,402	$668,711	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.994%	9/25/33	277,165	273,157	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.346%	6/25/35	688,335	615,843	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.769%	8/20/35	50,400	44,084	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.488%	8/25/33	188,744	194,379	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR08 A1	0.614%	6/25/44	200,178	187,260	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 4CB3	0.794%	12/25/35	2,790,264	2,141,888	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19	0.604%	12/25/45	228,079	205,903	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR4 A5	2.450%	4/25/35	175,080	172,794	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR8 2A1A	0.484%	7/25/45	316,774	297,946	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.560%	6/25/33	204,846	208,433	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	795,342	795,570
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.619%	12/25/34	365,408	361,152	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.671%	7/25/34	245,435	194,904	(b)
WF-RBS Commercial Mortgage Trust, 2011-C3 A2	3.240%	3/15/44	2,435,004	2,451,776	(a)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	1,326,407	1,341,748	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	970,000	977,990
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	2,608,685	2,620,414
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	805,335	803,355
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	992,453
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	1,100,532	1,101,522

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $133,585,735)				132,471,219

MORTGAGE-BACKED SECURITIES - 3.9%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	9.000%	5/1/20-1/1/21	5,121	5,182
Federal Home Loan Mortgage Corp. (FHLMC)	8.500%	6/1/21	57	57
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	2/1/31	84,210	89,789
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/32	266,598	321,316
Federal Home Loan Mortgage Corp. (FHLMC)	1.990%	6/1/43	2,638,236	2,685,376	(b)

Total FHLMC				3,101,720

FNMA - 2.7%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	62,578	65,247
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	7,089	7,179
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	9,224,851	9,521,132
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	7,912	9,046
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	630,465	701,163
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	55	62
Federal National Mortgage Association (FNMA)	2.465%	8/1/32	7,692	7,743	(b)
Federal National Mortgage Association (FNMA)	2.340%	12/1/32	174,639	185,209	(b)
Federal National Mortgage Association (FNMA)	1.812%	1/1/33	188,976	198,061	(b)
Federal National Mortgage Association (FNMA)	1.934%	4/1/33	435,713	457,091	(b)
Federal National Mortgage Association (FNMA)	1.925%	5/1/34	496,706	521,964	(b)
Federal National Mortgage Association (FNMA)	2.161%	12/1/34	26,192	28,008	(b)
Federal National Mortgage Association (FNMA)	2.221%	12/1/34	17,277	18,445	(b)
Federal National Mortgage Association (FNMA)	1.912%	1/1/35	61,884	64,911	(b)
Federal National Mortgage Association (FNMA)	2.018%	3/1/35	128,245	134,812	(b)

Federal National Mortgage Association (FNMA)	2.066%	5/1/35	311,981	330,106	(b)
Federal National Mortgage Association (FNMA)	6.277%	9/1/37	2,376,292	2,550,415	(b)
Federal National Mortgage Association (FNMA)	2.328%	12/1/39	3,419,876	3,641,712	(b)

Total FNMA				18,442,306

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 0.7%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	$147	$148
Government National Mortgage Association (GNMA)	6.000%	11/15/28	17,927	20,155
Government National Mortgage Association (GNMA)	6.500%	8/15/34	927,295	1,086,005
Government National Mortgage Association (GNMA)	7.000%	3/15/36	161,051	196,380
Government National Mortgage Association (GNMA) II	1.730%	1/20/60	1,602,215	1,648,583	(b)
Government National Mortgage Association (GNMA) II	1.370%	7/20/60	150,994	153,651	(b)
Government National Mortgage Association (GNMA) II	1.559%	7/20/60	317,957	325,435	(b)
Government National Mortgage Association (GNMA) II	2.273%	8/20/60	1,230,920	1,305,161	(b)

Total GNMA				4,735,518

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $25,959,911)				26,279,544

MUNICIPAL BONDS - 0.3%
Rhode Island - 0.3%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $2,054,511)	0.897%	10/2/28	2,054,511	2,029,652	(a)(b)

SOVEREIGN BONDS - 1.2%
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	2,760,000	2,749,650	(a)

Mexico - 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,694,600

South Korea - 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,623,144	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,184,983)				8,067,394

TOTAL INVESTMENTS - 99.2% (Cost - $681,711,337#)				673,912,054
Other Assets in Excess of Liabilities - 0.8%				5,469,713

TOTAL NET ASSETS - 100.0%				$679,381,767

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of September 30, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
PAC	— Planned Amortization Class

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$168,323,440	$0	*	$168,323,440
Other corporate bonds & notes	—	195,298,509	—		195,298,509
Asset-backed securities	—	135,602,547	5,839,749		141,442,296
Collateralized mortgage obligations	—	132,471,219	—		132,471,219
Mortgage-backed securities	—	26,279,544	—		26,279,544
Municipal bonds	—	2,029,652	—		2,029,652
Sovereign bonds	—	8,067,394	—		8,067,394

Total investments	—	$668,072,305	$5,839,749		$673,912,054

Other financial instruments:
Futures contracts	$414,483	—	—		$414,483

Total	$414,483	$668,072,305	$5,839,749		$674,326,537

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		Total
Other financial instruments:
Futures contracts	$3,476	—	—		$3,476

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,769,888
Gross unrealized depreciation	(11,569,171)

Net unrealized depreciation	$(7,799,283)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	189	12/15	$46,943,489	$47,053,912	$110,423
U.S. Treasury 2-Year Notes	847	12/15	185,215,409	185,519,469	304,060

					414,483

Contracts to Sell:
U.S. Treasury 5-Year Notes	55	12/15	6,624,883	6,628,359	(3,476)

Net unrealized appreciation on open futures contracts					$411,007

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015